Nature of Operations and Going Concern (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nature of Operations [Abstract]
Working capital	$ 2,874,560	$ 30,697,142	$ 1,650,708